DUE TO RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2022
DUE TO RELATED PARTIES
Schedule Of Due to related parties
	December 31,	December 31,	December 31,
Creditor	2022	2021	2020
Occupancy costs payable to Bruce Abbott and David Lifschultz for use of Mamaroneck New York property from January 1, 2018 to September 30, 2020	$46,875	$46,875	$46,875
Due to Bruce Abbott	-	-	17,844
Totals	$46,875	$46,875	$64,719